Leases - Schedule of lease cost (Detail) $ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Total lease costs		$ 287
Cash paid for amounts included in the measurement of lease liabilities	$ 72
Remaining lease term - operating leases	1 year 10 months 24 days	1 year 10 months 24 days
Discount rate - operating leases	10.00%	10.00%
Research and Development [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost		$ 72
Short-term lease cost		8
General and Administrative [Member]
Lessee, Lease, Description [Line Items]
Short-term lease cost		24
Cost of Sales [Member]
Lessee, Lease, Description [Line Items]
Short-term lease cost		$ 183